Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Shelton Funds
Entity Central Index Key	0000778206
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Green California Tax-Free Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Green California Tax-Free Income Fund
Class Name	Investor Class Shares
Trading Symbol	CFNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Green California Tax-Free Income Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800-955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800-955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax-free Income Fund, Investor Class	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  The 3.31% return on the Fund for the year ended 8/31/26 underperformed the 4.12% return on the Bloomberg US Municipal Index (Ticker: LMBITR).
  Of note, in the period from September 1, 2025, through calendar year end 12/31, the Fund underperformed the index 3.43% versus 3.92%.  This was a period of relatively steady interest rates, so the longer duration of the Index and resulting higher yields caused the Fund to lag.
  Adjustments to the Fund portfolio in early calendar 2026 lengthened the portfolio's duration and performance generally tracked the index for the balance of the fiscal year, a period characterized by sharply higher interest rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Green California Tax-free Income Fund, Investor Class	3.31%	0.03%	0.91%
Bloomberg U.S. Municipal Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 33,023,031
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 165,526
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$33,023,031
Total Number of Portfolio Holdings	39
Total Advisory Fees Paid	$165,526
Portfolio Turnover Rate	55%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
California Educational Facilities Authority	6.7%
San Jose Financing Authority	4.8%
San Diego Public Facilities Financing Authority	4.8%
City of Los Angeles CA Wastewater System Revenue	4.7%
San Mateo Foster City Public Financing Authority	4.3%
Desert Community College District	3.8%
San Diego Unified School District	3.7%
California Community Choice Financing Authority	3.3%
East Bay Municipal Utility District Water System Revenue	3.2%
East Bay Municipal Utility District Water System Revenue	3.2%

U.S. Government Securities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Investor Class Shares
Trading Symbol	CAUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Securities Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, Investor Class	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  The trendline for yields in the US Government Bond market was higher throughout the fiscal year ending 8/31/26.  Volatility subsided into the calendar year end of December 2025, as the Federal Open Market Committee was data dependent with a keen focus on employment and inflation.  Softer economic data with weaker employment and three back-to-back Fed rate cuts provided stability. As a result, yields were rangebound between the starting point of 4.23% and 4.17% at the end of 2025, with a peak (+4.26%) to trough (+3.95%) of 31bps.
  After the Fed’s 3rd rate cut in December, the policy outlook in early 2026 became more hawkish.  Economic conditions showed perseverance, while inflation wouldn’t vanish.  The modest rally in US government bonds to start the fiscal year turned.
  The US Treasury (UST) market dynamics changed significantly alongside geopolitical risk.  The start of conflict in Iran on February 28, 2026 sparked volatility.  The MOVE Index, which measures bond market volatility, spiked from 64 to 115 on March 26, 2026.  After 1-day of a flight to quality, UST yields escalated rapidly from a low of 3.94%, the day prior to when the bombing began, to the annual peak of 4.75% to close the fiscal year – a +81bps move higher. Higher oil prices and its widening impact on expected inflation rises persisted for the remainder of the fiscal year.
  The shape of the US Treasury curve changed quite dramatically over the course of the fiscal year. An inverted yield curve based on market expectations initially for further rate cuts, succumbed to a steeper curve as the year went on.
  3-Year UST yields rose +83bps
  30-Year UST Bond yields rose +31bps
  The result of this volatility produced coupon-less type of returns for the Bloomberg US Treasury Index (Ticker: LUATTRUU) of +1.22% for the year ending 8/31/26.
  The Fund returned +0.28% for the period of September 1, 2025 to August 31, 2026. Despite its higher all-in yield versus the Bloomberg US Treasury Index, it’s longer duration penalized performance. Since longer dated bonds are more sensitive to interest rate moves than short-dated bonds, the Fund’s overweight positioning, concentrated on maturities over 10 years was a drag on returns, causing underperformance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
U.S. Government Securities Fund, Investor Class	0.28%	-0.67%	0.33%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Treasury Index	1.22%	-0.81%	0.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,463,453
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$11,463,453
Total Number of Portfolio Holdings	20
Total Advisory Fees Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 09/30/2029	12.4%
United States Treasury Note/Bond, 11/15/2041	11.8%
United States Treasury Note/Bond, 04/30/2032	10.3%
United States Treasury Note/Bond, 11/15/2054	9.8%
United States Treasury Note/Bond, 03/31/2027	8.2%
United States Treasury Note/Bond, 08/15/2033	7.2%
United States Treasury Note/Bond, 10/31/2030	7.2%
United States Treasury Note/Bond, 08/15/2034	6.7%
United States Treasury Note/Bond, 08/31/2031	5.1%
United States Treasury Note/Bond, 08/15/2045	5.0%

U.S. Government Securities Fund - K Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	K Class Shares
Trading Symbol	CAUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Securities Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, K Class	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  The trendline for yields in the US Government Bond market was higher throughout the fiscal year ending 8/31/26.  Volatility subsided into the calendar year end of December 2025, as the Federal Open Market Committee was data dependent with a keen focus on employment and inflation.  Softer economic data with weaker employment and three back-to-back Fed rate cuts provided stability. As a result, yields were rangebound between the starting point of 4.23% and 4.17% at the end of 2025, with a peak (+4.26%) to trough (+3.95%) of 31bps.
  After the Fed’s 3rd rate cut in December, the policy outlook in early 2026 became more hawkish.  Economic conditions showed perseverance, while inflation wouldn’t vanish.  The modest rally in US government bonds to start the fiscal year turned.
  The US Treasury (UST) market dynamics changed significantly alongside geopolitical risk.  The start of conflict in Iran on February 28, 2026 sparked volatility.  The MOVE Index, which measures bond market volatility, spiked from 64 to 115 on March 26, 2026.  After 1-day of a flight to quality, UST yields escalated rapidly from a low of 3.94%, the day prior to when the bombing began, to the annual peak of 4.75% to close the fiscal year – a +81bps move higher. Higher oil prices and its widening impact on expected inflation rises persisted for the remainder of the fiscal year.
  The shape of the US Treasury curve changed quite dramatically over the course of the fiscal year. An inverted yield curve based on market expectations initially for further rate cuts, succumbed to a steeper curve as the year went on.
  3-Year UST yields rose +83bps
  30-Year UST Bond yields rose +31bps
  The result of this volatility produced coupon-less type of returns for the Bloomberg US Treasury Index (Ticker: LUATTRUU) of +1.22% for the year ending 8/31/26.
  The Fund returned -0.23% for the period of September 1, 2025 to August 31, 2026. Despite its higher all-in yield versus the Bloomberg US Treasury Index, it’s longer duration penalized performance. Since longer dated bonds are more sensitive to interest rate moves than short-dated bonds, the Fund’s overweight positioning, concentrated on maturities over 10 years was a drag on returns, causing underperformance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
U.S. Government Securities Fund, K Class	-0.23%	-1.18%	-0.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Treasury Index	1.22%	-0.81%	0.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 85,754
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$85,754
Total Number of Portfolio Holdings	20
Total Advisory Fees Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 09/30/2029	12.4%
United States Treasury Note/Bond, 11/15/2041	11.8%
United States Treasury Note/Bond, 04/30/2032	10.3%
United States Treasury Note/Bond, 11/15/2054	9.8%
United States Treasury Note/Bond, 03/31/2027	8.2%
United States Treasury Note/Bond, 08/15/2033	7.2%
United States Treasury Note/Bond, 10/31/2030	7.2%
United States Treasury Note/Bond, 08/15/2034	6.7%
United States Treasury Note/Bond, 08/31/2031	5.1%
United States Treasury Note/Bond, 08/15/2045	5.0%

S&P 500 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500 Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Investor Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P 500 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 55% for the year. Additionally, the Health Care sector was the second largest contributor, returning over 26% for the period, led by the Pharmaceuticals, Biotechnology & Life Sciences industry, which returned over 43%.
  While no GICS sector detracted from the Fund's total return for the year, the Utilities industry within the Utilities sector contributed the least, with a positive return of less than 3%, which lagged behind the other sectors. At the industry level, the Software & Services industry within the Information Technology sector detracted the most from the Fund's total return, despite a positive return of less than 1% for the year. Additionally, the Commercial & Professional Services industry within the Industrials sector lost more than 11% for the period.
  In terms of specific stock holdings, Apple, Nvidia, and Micron Technology were the top three contributors to the total return of the Fund, gaining approximately 37%, over 26%, and over 706%, respectively. Conversely, the top three detractors were Meta Platforms, Netflix, and Oracle, which lost more than 22%, 32%, and 33%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
S&P 500 Index Fund, Investor Class	19.93%	12.37%	14.95%
S&P 500 Index	20.35%	12.76%	15.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 344,184,317
Holdings Count | Holdings	503
Advisory Fees Paid, Amount	$ 801,260
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$344,184,317
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid	$801,260
Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.0%
Apple Inc	7.0%
Microsoft Corp	5.7%
Amazon.com Inc	3.8%
Alphabet Inc - Class A	3.0%
Broadcom Inc	2.6%
Alphabet Inc - Class C	2.4%
Meta Platforms Inc	1.9%
Micron Technology Inc	1.6%
Tesla Inc	1.6%

S&P 500 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	K Class Shares
Trading Symbol	SPXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500 Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, K Class	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P 500 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 55% for the year. Additionally, the Health Care sector was the second largest contributor, returning over 26% for the period, led by the Pharmaceuticals, Biotechnology & Life Sciences industry, which returned over 43%.
  While no GICS sector detracted from the Fund's total return for the year, the Utilities industry within the Utilities sector contributed the least, with a positive return of less than 3%, which lagged behind the other sectors. At the industry level, the Software & Services industry within the Information Technology sector detracted the most from the Fund's total return, despite a positive return of less than 1% for the year. Additionally, the Commercial & Professional Services industry within the Industrials sector lost more than 11% for the period.
  In terms of specific stock holdings, Apple, Nvidia, and Micron Technology were the top three contributors to the total return of the Fund, gaining approximately 37%, over 26%, and over 706%, respectively. Conversely, the top three detractors were Meta Platforms, Netflix, and Oracle, which lost more than 22%, 32%, and 33%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
S&P 500 Index Fund, K Class	19.34%	11.81%	14.38%
S&P 500 Index	20.35%	12.76%	15.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,975,144
Holdings Count | Holdings	503
Advisory Fees Paid, Amount	$ 4,931
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$1,975,144
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid	$4,931
Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.0%
Apple Inc	7.0%
Microsoft Corp	5.7%
Amazon.com Inc	3.8%
Alphabet Inc - Class A	3.0%
Broadcom Inc	2.6%
Alphabet Inc - Class C	2.4%
Meta Platforms Inc	1.9%
Micron Technology Inc	1.6%
Tesla Inc	1.6%

S&P MidCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, Investor Class	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P MidCap 400 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 65%. Within this sector, the Technology Hardware & Equipment industry drove most of the returns, gaining over 126% for the year. Additionally, the Industrials sector was the second largest contributor, returning over 11% for the period, led by the Capital Goods industry, which returned over 15%.
  Contrarily, the GICS Consumer Discretionary sector detracted the most from the Fund's total return, losing more than 6% for the year. Within this sector, the Consumer Services industry detracted the most, losing more than 10%. Additionally, the Consumer Staples sector detracted from the Fund's total return despite a positive return of over 2% for the period, brought down the most by the Household & Personal Products industry, which lost more than 30%.
  In terms of specific stock holdings, Lumentum Holdings, Flex, and Ciena were the top three contributors to the total return of the Fund, gaining over 448%, 200%, and 208%, respectively. Conversely, the top three detractors were AECOM, Sprouts Farmers Market, and Duolingo, which lost more than 45%, 41%, and 50%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
S&P MidCap Index Fund, Investor Class	16.45%	7.47%	10.47%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P MidCap 400 Index	17.12%	8.04%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 115,666,366
Holdings Count | Holdings	398
Advisory Fees Paid, Amount	$ 444,427
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$115,666,366
Total Number of Portfolio Holdings	398
Total Advisory Fees Paid	$444,427
Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Twilio Inc	1.0%
United States Treasury Bill	0.9%
Illumina Inc	0.9%
TechnipFMC PLC	0.9%
Everpure Inc	0.8%
Okta Inc	0.8%
ATI Inc	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp	0.7%
US Foods Holding Corp	0.6%

S&P MidCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	K Class Shares
Trading Symbol	MIDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, K Class	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P MidCap 400 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 65%. Within this sector, the Technology Hardware & Equipment industry drove most of the returns, gaining over 126% for the year. Additionally, the Industrials sector was the second largest contributor, returning over 11% for the period, led by the Capital Goods industry, which returned over 15%.
  Contrarily, the GICS Consumer Discretionary sector detracted the most from the Fund's total return, losing more than 6% for the year. Within this sector, the Consumer Services industry detracted the most, losing more than 10%. Additionally, the Consumer Staples sector detracted from the Fund's total return despite a positive return of over 2% for the period, brought down the most by the Household & Personal Products industry, which lost more than 30%.
  In terms of specific stock holdings, Lumentum Holdings, Flex, and Ciena were the top three contributors to the total return of the Fund, gaining over 448%, 200%, and 208%, respectively. Conversely, the top three detractors were AECOM, Sprouts Farmers Market, and Duolingo, which lost more than 45%, 41%, and 50%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
S&P MidCap Index Fund, K Class	15.86%	6.94%	9.79%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P MidCap 400 Index	17.12%	8.04%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 116,462
Holdings Count | Holdings	398
Advisory Fees Paid, Amount	$ 1,432
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$116,462
Total Number of Portfolio Holdings	398
Total Advisory Fees Paid	$1,432
Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Twilio Inc	1.0%
United States Treasury Bill	0.9%
Illumina Inc	0.9%
TechnipFMC PLC	0.9%
Everpure Inc	0.8%
Okta Inc	0.8%
ATI Inc	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp	0.7%
US Foods Holding Corp	0.6%

Shelton Equity Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	EQTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Equity Income Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, Investor Class	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  Positive Stock Selection: Security selection contributed positively to performance relative to the S&P 500 Index. Micron Technology (MU), Microsoft (MSFT), and Caterpillar (CAT) were the largest positive contributors to relative performance from security selection. Advanced Micro Devices (AMD), NetApp (NTAP), and Goldman Sachs (GS) also contributed positively.
  Holdings That Detracted: Positive stock selection was partially offset by negative relative contributions from Palo Alto Networks (PANW), Intuit (INTU), Intuitive Surgical (ISRG), and Applied Materials (AMAT). At the sector level, security selection in communication services and consumer discretionary detracted, while selection in financials, consumer staples, and healthcare contributed positively.
  Sector Allocation: Sector and other allocation effects detracted from performance relative to the S&P 500. The Fund’s lower weighting in information technology during the period was the largest sector allocation detractor, despite positive stock selection within that sector. Allocation effects in healthcare and industrials partially offset this drag.
  Covered Call Strategy: The Fund continued writing covered calls on individual equity holdings to generate cash flow alongside portfolio dividends. Option premiums provided a limited cushion against declines in the underlying stocks, while calls limited gains on covered shares when stock prices exceeded their strike prices. Strike prices, expiration dates, and coverage levels were actively managed to seek to balance cash flow generation with participation in equity appreciation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Shelton Equity Income Fund, Investor Class	15.55%	9.59%	10.50%
S&P 500 Index	20.35%	12.76%	15.35%
CBOE S&P 500 BuyWrite Index	19.31%	8.44%	7.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,152,199,013
Holdings Count | Holdings	182
Advisory Fees Paid, Amount	$ 4,789,281
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$1,152,199,013
Total Number of Portfolio Holdings	182
Total Advisory Fees Paid	$4,789,281
Portfolio Turnover Rate	76%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Shelton Equity Premium Income ETF	4.9%
NVIDIA Corp	3.3%
Microsoft Corp	3.2%
Apple Inc	3.1%
United States Treasury Bill	2.9%
Micron Technology Inc	2.9%
Meta Platforms Inc	2.7%
Alphabet Inc - Class A	2.5%
The Goldman Sachs Group Inc	2.4%
Arista Networks Inc	2.0%

Shelton Equity Income Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	K Class Shares
Trading Symbol	EQTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Equity Income Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, K Class	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  Positive Stock Selection: Security selection contributed positively to performance relative to the S&P 500 Index. Micron Technology (MU), Microsoft (MSFT), and Caterpillar (CAT) were the largest positive contributors to relative performance from security selection. Advanced Micro Devices (AMD), NetApp (NTAP), and Goldman Sachs (GS) also contributed positively.
  Holdings That Detracted: Positive stock selection was partially offset by negative relative contributions from Palo Alto Networks (PANW), Intuit (INTU), Intuitive Surgical (ISRG), and Applied Materials (AMAT). At the sector level, security selection in communication services and consumer discretionary detracted, while selection in financials, consumer staples, and healthcare contributed positively.
  Sector Allocation: Sector and other allocation effects detracted from performance relative to the S&P 500. The Fund’s lower weighting in information technology during the period was the largest sector allocation detractor, despite positive stock selection within that sector. Allocation effects in healthcare and industrials partially offset this drag.
  Covered Call Strategy: The Fund continued writing covered calls on individual equity holdings to generate cash flow alongside portfolio dividends. Option premiums provided a limited cushion against declines in the underlying stocks, while calls limited gains on covered shares when stock prices exceeded their strike prices. Strike prices, expiration dates, and coverage levels were actively managed to seek to balance cash flow generation with participation in equity appreciation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton Equity Income Fund, K Class	14.95%	9.04%	9.94%
S&P 500 Index	20.35%	12.76%	15.35%
CBOE S&P 500 BuyWrite Index	19.31%	8.44%	7.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 79,391
Holdings Count | Holdings	182
Advisory Fees Paid, Amount	$ 489
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$79,391
Total Number of Portfolio Holdings	182
Total Advisory Fees Paid	$489
Portfolio Turnover Rate	76%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Shelton Equity Premium Income ETF	4.9%
NVIDIA Corp	3.3%
Microsoft Corp	3.2%
Apple Inc	3.1%
United States Treasury Bill	2.9%
Micron Technology Inc	2.9%
Meta Platforms Inc	2.7%
Alphabet Inc - Class A	2.5%
The Goldman Sachs Group Inc	2.4%
Arista Networks Inc	2.0%

S&P SmallCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, Investor Class	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P SmallCap 600 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 61%. Within this sector, the Technology Hardware & Equipment industry drove most of the returns, gaining over 85% for the year. Additionally, the Health Care sector was the second largest contributor, returning over 31% for the period, led by the Pharmaceuticals, Biotechnology & Life Sciences industry, which returned over 51%.
  While no GICS sector detracted from the Fund's total return for the year, the Consumer Staples sector contributed the least, with a positive return of over 8%. Within this sector, the Food, Beverage & Tobacco industry detracted from the Fund's total return, losing more than 7% for the period.
  In terms of specific stock holdings, Sandisk, Semtech, and Viavi Solutions were the top three contributors to the total return of the Fund, gaining over 325%, 179%, and 347%, respectively. Conversely, the top three detractors were FMC, Stride, and Verra Mobility, which lost more than 69%, 46%, and 82%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
S&P SmallCap Index Fund, Investor Class	23.10%	6.39%	9.91%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P SmallCap 600 Index	24.14%	6.87%	10.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 48,752,978
Holdings Count | Holdings	591
Advisory Fees Paid, Amount	$ 254,683
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$48,752,978
Total Number of Portfolio Holdings	591
Total Advisory Fees Paid	$254,683
Portfolio Turnover Rate	27%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.0%
Corcept Therapeutics Inc	0.6%
Glaukos Corp	0.6%
Paycom Software Inc	0.6%
Brinker International Inc	0.5%
Match Group Inc	0.5%
Jackson Financial Inc	0.5%
Viasat Inc	0.5%
Protagonist Therapeutics Inc	0.5%
CarMax Inc	0.5%

S&P SmallCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	K Class Shares
Trading Symbol	SMLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, K Class	$141	1.39%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P SmallCap 600 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 61%. Within this sector, the Technology Hardware & Equipment industry drove most of the returns, gaining over 85% for the year. Additionally, the Health Care sector was the second largest contributor, returning over 31% for the period, led by the Pharmaceuticals, Biotechnology & Life Sciences industry, which returned over 51%.
  While no GICS sector detracted from the Fund's total return for the year, the Consumer Staples sector contributed the least, with a positive return of over 8%. Within this sector, the Food, Beverage & Tobacco industry detracted from the Fund's total return, losing more than 7% for the period.
  In terms of specific stock holdings, Sandisk, Semtech, and Viavi Solutions were the top three contributors to the total return of the Fund, gaining over 325%, 179%, and 347%, respectively. Conversely, the top three detractors were FMC, Stride, and Verra Mobility, which lost more than 69%, 46%, and 82%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton S&P Smallcap Index Fund, K Class	22.51%	5.87%	9.36%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P SmallCap 600 Index	24.14%	6.87%	10.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 187,818
Holdings Count | Holdings	591
Advisory Fees Paid, Amount	$ 2,317
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$187,818
Total Number of Portfolio Holdings	591
Total Advisory Fees Paid	$2,317
Portfolio Turnover Rate	27%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.0%
Corcept Therapeutics Inc	0.6%
Glaukos Corp	0.6%
Paycom Software Inc	0.6%
Brinker International Inc	0.5%
Match Group Inc	0.5%
Jackson Financial Inc	0.5%
Viasat Inc	0.5%
Protagonist Therapeutics Inc	0.5%
CarMax Inc	0.5%

Nasdaq-100 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Investor Class Shares
Trading Symbol	NASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Investor Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the Nasdaq-100 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 51%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 87% for the year. Additionally, the Consumer Discretionary sector was the second largest contributor, returning over 6% for the period, led by the Consumer Discretionary Distribution & Retail industry, which returned approximately 7%.
  Contrarily, the GICS Industrials sector detracted the most from the Fund's total return, losing more than 5% for the year. Within this sector, the Commercial & Professional Services industry detracted the most, losing more than 13%. Additionally, the Real Estate Management & Development industry within the Real Estate sector lost more than 63% for the period.
  In terms of specific stock holdings, Micron Technology, Advanced Micro Devices, and Apple were the top three contributors to the total return of the Fund, gaining over 706%, over 189%, and approximately 37%, respectively. Conversely, the top three detractors were Netflix, Meta Platforms, and Intuit, which lost more than 32%, 22%, and 45%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Nasdaq-100 Index Fund, Investor Class	26.37%	14.05%	20.31%
S&P 500 Index	20.35%	12.76%	15.35%
Nasdaq-100 Index	26.60%	14.45%	21.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.
Material Change Date	Apr. 10, 2026
Net Assets	$ 2,064,192,509
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 2,827,955
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$2,064,192,509
Total Number of Portfolio Holdings	98
Total Advisory Fees Paid	$2,827,955
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.5%
Apple Inc	7.4%
Microsoft Corp	6.0%
Micron Technology Inc	4.8%
Amazon.com Inc	4.4%
United States Treasury Bill	3.9%
Advanced Micro Devices Inc	3.4%
Alphabet Inc - Class A	3.1%
Alphabet Inc - Class C	2.9%
Broadcom Inc	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.

Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.

Material Fund Change Expenses [Text Block]	Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.
Updated Prospectus Phone Number	800‐955‐9988
Updated Prospectus Web Address	https://sheltonfunds.com/forms-literature/
Nasdaq-100 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	K Class Shares
Trading Symbol	NDXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, K Class	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the Nasdaq-100 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 51%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 87% for the year. Additionally, the Consumer Discretionary sector was the second largest contributor, returning over 6% for the period, led by the Consumer Discretionary Distribution & Retail industry, which returned approximately 7%.
  Contrarily, the GICS Industrials sector detracted the most from the Fund's total return, losing more than 5% for the year. Within this sector, the Commercial & Professional Services industry detracted the most, losing more than 13%. Additionally, the Real Estate Management & Development industry within the Real Estate sector lost more than 63% for the period.
  In terms of specific stock holdings, Micron Technology, Advanced Micro Devices, and Apple were the top three contributors to the total return of the Fund, gaining over 706%, over 189%, and approximately 37%, respectively. Conversely, the top three detractors were Netflix, Meta Platforms, and Intuit, which lost more than 32%, 22%, and 45%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Nasdaq-100 Index Fund, K Class	26.04%	13.66%	19.81%
S&P 500 Index	20.35%	12.76%	15.35%
Nasdaq-100 Index	26.60%	14.45%	21.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.
Material Change Date	Apr. 10, 2026
Net Assets	$ 46,194,960
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 62,094
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$46,194,960
Total Number of Portfolio Holdings	98
Total Advisory Fees Paid	$62,094
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.5%
Apple Inc	7.4%
Microsoft Corp	6.0%
Micron Technology Inc	4.8%
Amazon.com Inc	4.4%
United States Treasury Bill	3.9%
Advanced Micro Devices Inc	3.4%
Alphabet Inc - Class A	3.1%
Alphabet Inc - Class C	2.9%
Broadcom Inc	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.

Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.

Material Fund Change Expenses [Text Block]	Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.
Updated Prospectus Phone Number	800‐955‐9988
Updated Prospectus Web Address	https://sheltonfunds.com/forms-literature/
Nasdaq-100 Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Institutional Class Shares
Trading Symbol	NQQQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Institutional Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the Nasdaq-100 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 51%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 87% for the year. Additionally, the Consumer Discretionary sector was the second largest contributor, returning over 6% for the period, led by the Consumer Discretionary Distribution & Retail industry, which returned approximately 7%.
  Contrarily, the GICS Industrials sector detracted the most from the Fund's total return, losing more than 5% for the year. Within this sector, the Commercial & Professional Services industry detracted the most, losing more than 13%. Additionally, the Real Estate Management & Development industry within the Real Estate sector lost more than 63% for the period.
  In terms of specific stock holdings, Micron Technology, Advanced Micro Devices, and Apple were the top three contributors to the total return of the Fund, gaining over 706%, over 189%, and approximately 37%, respectively. Conversely, the top three detractors were Netflix, Meta Platforms, and Intuit, which lost more than 32%, 22%, and 45%, respectively, for the Fund's fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	Since Inception (3/7/22)
Nasdaq-100 Index Fund, Institutional Class	26.67%	20.05%
S&P 500 Index	20.35%	16.04%
Nasdaq-100 Index	26.60%	20.28%

Performance Inception Date	Mar. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.
Material Change Date	Apr. 10, 2026
Net Assets	$ 158,239,519
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 133,285
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$158,239,519
Total Number of Portfolio Holdings	98
Total Advisory Fees Paid	$133,285
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.5%
Apple Inc	7.4%
Microsoft Corp	6.0%
Micron Technology Inc	4.8%
Amazon.com Inc	4.4%
United States Treasury Bill	3.9%
Advanced Micro Devices Inc	3.4%
Alphabet Inc - Class A	3.1%
Alphabet Inc - Class C	2.9%
Broadcom Inc	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.

Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.

Material Fund Change Expenses [Text Block]	Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.
Updated Prospectus Phone Number	800‐955‐9988
Updated Prospectus Web Address	https://sheltonfunds.com/forms-literature/
Shelton Sustainable Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Investor Class Shares
Trading Symbol	NEXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Sustainable Equity Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Investor Class	$129	1.27%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

Mid-cap stocks underperformed the broader U.S. equity market during the fiscal year, with the S&P MidCap 400 Index returning 17.12%, compared with a 20.28% return for the S&P 1500 Index. The Fund's Investor Class returned 9.55% for the period, trailing the S&P MidCap 400 Index by 7.57% and the S&P 1500 Index by 10.73%.

Sector positioning was the primary influence on the Fund’s relative performance. The Fund maintained a significant allocation to Industrials—42.3%, compared with 21.0% for the S&P MidCap 400 Index and 9.0% for the S&P 1500 Index. Industrials returned 13.4% during the period, providing positive absolute performance but lagging stronger areas of the market. The Fund’s lower allocations to Information Technology and Health Care during the period also limited participation in two of the period’s best-performing sectors. Information Technology returned 59.9%, while the Fund held 11.3% in the sector compared with 37.9% for the S&P 1500 Index. Health Care returned 29.6%, while the Fund held 3.0% compared with 9.0% for the S&P 1500 Index.

Several of the Fund’s larger holdings delivered strong results. Vertiv, Schneider Electric, CF Industries, HA Sustainable Infrastructure, Aramark, Bunge and Deere each generated substantial gains during the fiscal year. These results supported the Fund’s positive absolute return but were not sufficient to offset the effects of its sector positioning and weaker performance elsewhere in the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Shelton Sustainable Equity Fund, Investor Class	9.55%	-4.18%	11.19%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P MidCap 400 Index	17.12%	8.04%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 58,283,888
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 467,532
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$58,283,888
Total Number of Portfolio Holdings	45
Total Advisory Fee Paid	$467,532
Portfolio Turnover Rate	4%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Ormat Technologies Inc	4.1%
Gaztransport Et Technigaz SA	3.7%
Siemens AG	3.6%
Deere & Co	3.5%
First Solar Inc	3.4%
Aramark	3.4%
HA Sustainable Infrastructure Capital Inc	3.3%
Bunge Global SA	3.3%
CF Industries Holdings Inc	3.3%
Schneider Electric SE	3.2%

Shelton Sustainable Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	NEXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Sustainable Equity Fund, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Institutional Class	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

Mid-cap stocks underperformed the broader U.S. equity market during the fiscal year, with the S&P MidCap 400 Index returning 17.12%, compared with a 20.28% return for the S&P 1500 Index. The Fund's Institutional Class returned 9.55% for the period, trailing the S&P MidCap 400 Index by 7.57% and the S&P 1500 Index by 10.73%.

Sector positioning was the primary influence on the Fund’s relative performance. The Fund maintained a significant allocation to Industrials—42.3%, compared with 21.0% for the S&P MidCap 400 Index and 9.0% for the S&P 1500 Index. Industrials returned 13.4% during the period, providing positive absolute performance but lagging stronger areas of the market. The Fund’s lower allocations to Information Technology and Health Care during the period also limited participation in two of the period’s best-performing sectors. Information Technology returned 59.9%, while the Fund held 11.3% in the sector compared with 37.9% for the S&P 1500 Index. Health Care returned 29.6%, while the Fund held 3.0% compared with 9.0% for the S&P 1500 Index.

Several of the Fund’s larger holdings delivered strong results. Vertiv, Schneider Electric, CF Industries, HA Sustainable Infrastructure, Aramark, Bunge and Deere each generated substantial gains during the fiscal year. These results supported the Fund’s positive absolute return but were not sufficient to offset the effects of its sector positioning and weaker performance elsewhere in the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	Since Inception (10/10/22)
Shelton Sustainable Equity Fund, Institutional Class	9.83%	6.83%
S&P 1500 Index	20.31%	22.70%
S&P MidCap 400 Index	17.12%	15.64%

Performance Inception Date	Oct. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,132,168
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 69,052
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$9,132,168
Total Number of Portfolio Holdings	45
Total Advisory Fees Paid	$69,052
Portfolio Turnover Rate	4%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Ormat Technologies Inc	4.1%
Gaztransport Et Technigaz SA	3.7%
Siemens AG	3.6%
Deere & Co	3.5%
First Solar Inc	3.4%
Aramark	3.4%
HA Sustainable Infrastructure Capital Inc	3.3%
Bunge Global SA	3.3%
CF Industries Holdings Inc	3.3%
Schneider Electric SE	3.2%

The United States Treasury Trust - Investor Shares
Shareholder Report [Line Items]
Fund Name	The United States Treasury Trust
Class Name	Investor Class Shares
Trading Symbol	UTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The United States Treasury Trust, for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	800‑955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature-and-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United States Treasury Trust, Investor Class	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Net Assets	$ 22,742,336
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 126,769
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Net Assets	$22,742,336
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid	$126,769

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill, 10/06/2026	13.1%
United States Treasury Bill, 10/20/2026	13.1%
United States Treasury Bill, 10/01/2026	12.5%
United States Treasury Bill, 10/15/2026	12.2%
United States Treasury Bill, 09/17/2026	10.9%
United States Treasury Bill, 11/03/2026	10.5%
United States Treasury Bill, 10/27/2026	6.8%
United States Treasury Bill, 09/10/2026	6.6%
United States Treasury Bill, 09/24/2026	6.6%
United States Treasury Bill, 11/19/2026	5.7%